REPORTING ENTITY (Details) $ in Millions, $ in Millions	Dec. 31, 2025 employee office correspondent automated_teller_machine	Dec. 18, 2025 USD ($)	Oct. 21, 2025	Jun. 09, 2025 COP ($)
REPORTING ENTITY [Line Items]
Number of employees | employee	33,951
Number of banking correspondents | correspondent	35,519
Number of ATMs | automated_teller_machine	6,145
Number of offices | office	835
Share Buyback Program
REPORTING ENTITY [Line Items]
Share buyback program amount | $				$ 1,350,000
Valores Banistmo S.A.
REPORTING ENTITY [Line Items]
Ownership percentage	100.00%		100.00%
Banistmo S.A.
REPORTING ENTITY [Line Items]
Percentage of ownership interest in subsidiary agreed to sell	100.00%	100.00%
Purchase price | $		$ 1,418
Discontinued operations
REPORTING ENTITY [Line Items]
Number of employees | employee	2,119
Number of banking correspondents | correspondent	395
Number of ATMs | automated_teller_machine	338
Number of offices | office	37